Prepaid Expenses and Other Current Assets	3 Months Ended
Mar. 31, 2021
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepaid Expenses and Other Current Assets
6. Prepaid Expenses and Other Current Assets
Prepaid expenses and other current assets consist of the following (in thousands):

	March 31, 2021	December 31, 2020
Trade and other receivables, net	$942	$1,147
Prepaid expenses	8,650	2,691
Vendor deposits	2,810	1,395
Other current assets	5	171

Total prepaid expenses and other current assets	$12,407	$5,404